Net Loss Per Common Share	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
Net Loss Per Share Attributable to Common Stockholders
Net Loss Per Common Share

(10)   Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the computation of basic and diluted net loss per share attributable to Accolade’s common stockholders:

	Three months ended		Nine months ended
	November 30,		November 30,
	2020	2019	2020	2019
Net loss	$(16,595)	$(18,297)	$(45,926)	$(49,226)
Weighted-average shares used in computing net loss per share	51,578,863	5,776,478	30,635,348	5,351,313
Net loss per share attributable to common stockholders, basic and diluted	$(0.32)	$(3.17)	$(1.50)	$(9.20)

As the Company has reported net loss for each of the periods presented, all potentially dilutive securities are antidilutive. The following potential outstanding shares of common stock were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	November 30,
	2020	2019
Stock options	9,303,810	9,069,217
Unvested restricted stock units	85,310	—
Common stock warrants	—	317,882
Total	9,389,120	9,387,099

(12) Net Loss Per Common Share

The following table sets forth the computation of basic and diluted net loss per common share:

	Fiscal year
	2019	2020
Net loss	$(56,496)	$(51,365)
Net loss per common share, basic and diluted	$(12.17)	$(9.13)
Weighted‑average shares used to compute net loss per common share, basic and diluted	4,641,256	5,626,713

As the Company has reported net losses for each of the periods presented, all potentially dilutive securities are antidilutive. The following potential outstanding shares of common stock were excluded from the computation of diluted net loss per common share for the periods presented because including them would have been antidilutive:

	Fiscal year
	2019	2020
Stock options	8,147,544	7,996,056
Common stock warrants	182,288	317,861
Total	8,329,832	8,313,917

Unaudited Pro Forma Net Loss Per Common Share

Unaudited pro forma basic and diluted net loss per common share for the fiscal year ended February 29, 2020 has been computed to give effect to the conversion of convertible preferred stock into common stock and related deemed dividend in connection with the Initial Public Offering (IPO) as of the beginning of the period presented or the date of issuance as well as the automatic cashless exercises of warrants to purchase 1,401,836 shares of common stock based on the fair market value of the Company’s common stock equal to the IPO price of $22.00 per share (exclusive of warrants with nominal exercise prices that are already included in basic loss per share).

The following table sets forth the computation of the unaudited pro forma basic and diluted net loss per share:

Fiscal Year Ended
February 29,
2020
Numerator:
Net loss	$(51,365)
Deemed dividend attributable to preferred shareholders	(239,294)
Net loss attributable to common stockholders	$(290,609)
Denominator:
Weighted‑average shares used to compute net loss per common share, basic and diluted	5,626,713
Pro forma adjustment to reflect conversion of convertible preferred stock	28,964,247
Pro forma adjustment to reflect automatic cashless exercise of warrants	42,492
Weighted‑average shares used to compute pro forma net loss per common share, basic and diluted	34,633,452
Pro forma net loss per common share, basic and diluted	$(8.39)